Financial Instruments and Risk Management - Schedule of Financial Instruments and Risk Management (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Financial assets at amortized cost
Trade receivables	RM 20,919,764	$ 5,151,383	RM 21,273,094
Other receivables	1,695,159	417,424	930,245
Amount due from related parties	2,457,382	605,117	2,420,493
Cash and bank balances	80,243,158	19,759,458	13,901,973	RM 5,600,147
Total financial assets	105,315,463	25,933,382	38,525,805
Financial liabilities at amortized cost
Trade payables	(18,315,260)	(4,510,037)	(27,396,814)
Other payables and accrued liabilities	(8,951,463)	(2,204,251)	(31,816,499)
Bank and other borrowings	(63,340,867)	(15,597,357)	(35,039,857)
Amount due to related parties	(3,901,595)	(960,747)	(2,168,066)
Total financial liabilities	RM (94,509,185)	$ (23,272,392)	RM (96,421,236)